Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Finished goods	107	2,294	328
	107	2,294	328
Less: inventory write-down	—	—	—
	107	2,294	328